Leases (Schedule of information on leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Interest expense on lease liabilities	$ 274	$ 102
Depreciation expenses	565	537
Cash outflow for leases	$ 778	$ 701